LONG-TERM LOANS AND CREDIT LINES (Schedule of Maturities on Long Term Loans) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Long-Term Debt, by Current and Noncurrent [Abstract]
2026	$ 2,227
2027	3,427
2028	2,057
2029	1,534
2030 and after	2,467
Total	$ 11,712